Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Property, Plant and Equipment

Components of the Company’s property, plant and equipment are summarized below.

	Cost
	Equipment	Furniture and fixtures	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$
At January 1, 2020	422	7	314	34	777
Disposals / Retirements	(245)	(7)	(3)	(38)	(293)
Impact of foreign exchange rate changes	38	—	24	4	66
At December 31, 2020	215	—	335	—	550
Additions	6	—	24	—	30
Disposals / Retirements	(5)	—	(69)	—	(74)
Impact of foreign exchange rate changes	(17)	—	(22)	—	(39)
At December 31, 2021	199	—	268	—	467

	Accumulated Depreciation
	Equipment	Furniture and fixtures	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$
At January 1, 2020	400	7	307	28	742
Disposals / Retirements	(247)	(7)	(3)	(38)	(295)
Depreciation expense	6	—	3	—	9
Impact of foreign exchange rate changes	40	—	22	10	72
At December 31, 2020	199	—	329	—	528
Disposals / Retirements	(5)	—	(69)	—	(74)
Depreciation expense	4	—	5	—	9
Impact of foreign exchange rate changes	(17)	—	(21)	—	(38)
At December 31, 2021	181	—	244	—	425

	Carrying amount
	Equipment	Furniture and fixtures	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$
At December 31, 2020	16	—	6	—	22
At December 31, 2021	18	—	24	—	42

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2021 and December 31, 2020 and for the years ended

December 31, 2021, 2020 and 2019

(in thousands of US dollars, except share and per share data and where otherwise noted)